Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Goodwill
Goodwill consists of the following:

	As of December 31, 2024	As of December 31, 2023
Goodwill	$125,832	$150,752
The following table presents the changes in goodwill by reportable segment:

	Air	Packages, Hotels and Other Travel Products	Financial Services	Total
Balance as of January 1, 2023	$29,460	$103,279	$5,898	$138,637
Assets held for sale (Note 31)	—	(3,685)	—	(3,685)
Foreign currency translation adjustment	2,920	12,353	527	15,800
Balance as of December 31, 2023	$32,380	$111,947	$6,425	$150,752
Foreign currency translation adjustment	(6,222)	(17,323)	(1,375)	(24,920)
Balance as of December 31, 2024	$26,158	$94,624	$5,050	$125,832